Consolidated Statements Of Shareholders' Equity/(Deficit) And Comprehensive Income/(Loss) (USD $) In Millions, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Total
Beginning Balance at Dec. 31, 2008	$ 27.6	$ 5,521.5	$ (5,742.5)	$ (38.8)	$ (232.2)
Beginning Balance, Shares at Dec. 31, 2008	474.7
Comprehensive income (loss):
Net income (loss)			(176.2)		(176.2)
Unrealized gain (loss) on investment securities				4.0	4.0
Unrealized components of defined pension plans				(1.2)	(1.2)
Currency translation adjustments				(0.1)	(0.1)
Total comprehensive income (loss)					(173.5)
Net tax shortfalls related to equity awards		(3.6)			(3.6)
Stock issued, net of issuance costs	8.2	863.8			872.0
Stock issued, net of issuance costs, Shares	109.2
Share-based compensation		31.5			31.5
Ending Balance at Dec. 31, 2009	35.8	6,413.2	(5,918.7)	(36.1)	494.2
Ending Balance, Shares at Dec. 31, 2009	583.9
Comprehensive income (loss):
Net income (loss)			(324.7)		(324.7)
Unrealized gain (loss) on investment securities				(2.8)	(2.8)
Unrealized components of defined pension plans				(4.1)	(4.1)
Currency translation adjustments				(0.1)	(0.1)
Total comprehensive income (loss)					(331.7)
Net tax shortfalls related to equity awards		(1.2)			(1.2)
Stock issued, net of issuance costs	0.1	1.7			1.8
Stock issued, net of issuance costs, Shares	1.3
Share-based compensation		31.2			31.2
Ending Balance at Dec. 31, 2010	35.9	6,444.9	(6,243.4)	(43.1)	194.3
Ending Balance, Shares at Dec. 31, 2010	585.2
Comprehensive income (loss):
Net income (loss)			560.5		560.5
Unrealized gain (loss) on investment securities				(1.5)	(1.5)
Unrealized components of defined pension plans				(3.9)	(3.9)
Currency translation adjustments				11.1	11.1
Total comprehensive income (loss)					566.2
Stock issued, net of issuance costs	0.3	6.0			6.3
Stock issued, net of issuance costs, Shares	4.1
Share-based compensation		35.0			35.0
Ending Balance at Dec. 31, 2011	$ 36.2	$ 6,485.9	$ (5,682.9)	$ (37.4)	$ 801.8
Ending Balance, Shares at Dec. 31, 2011	589.3